Notes Payable, Related Parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Notes Payable Related Parties Details Narrative
Notes Payable Principal	$ 5,260,243		$ 5,222,259	$ 5,364,572
Debt Discount	112,500		150,484	8,171
Interest Payable, Current	685,907		685,907	109,426
Interest Expense, Related Party	$ 189,211	$ 140,178	$ 634,169	$ 541,982